Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Schedule Of Inventory
	December 31,
	2013	2014

Raw materials	$12,328	$11,535
Work in progress	360	1,473
Finished products	51,551	48,822

	$64,239	$61,830